Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 67,735,427	$ 55,871,127
Highly liquid investments	41,771,284	41,980,627
Cash and cash equivalents	$ 109,506,711	$ 97,851,754	$ 110,530,917	$ 163,532,513